Annual Total Returns- JPMorgan Strategic Income Opportunities Fund (R5 R6 Shares) [BarChart] - R5 R6 Shares - JPMorgan Strategic Income Opportunities Fund - Class R5	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.16%	8.36%	3.22%	0.32%	(1.90%)	9.39%	3.54%	0.85%	4.21%	1.70%